Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     52201    646293  SH          Sole
Adobe Systems        Common    00724F101     18569    611625  SH          Sole
American Express     Common    025816109     51563    968872  SH          Sole
Amgen Inc.           Common    031162100     58992    904374  SH          Sole
Bed Bath & Beyond    Common    075896100     40718   1227556  SH	  Sole
Bershire Hathaway A  Common    084670108      5408        59  SH          Sole
Bershire Hathaway B  Common    084670207     23258      7643  SH          Sole
Cisco Sys Inc        Common    17275R102     57414   2939770  SH          Sole
Coca-Cola CO         Common    191216100     27510    639469  SH          Sole
Ebay Inc.            Common    278642103     15691    535720  SH          Sole
Harley-Davidson Inc. Common    412822108     43190    786838  SH	  Sole
Johnson & Johnson    Common    478160104     40933    683132  SH          Sole
McGraw Hill          Common    580645109     57130   1137367  SH          Sole
Medtronic Inc.       Common    585055106     66710   1421792  SH          Sole
Microsoft Corp.      Common    594918104     52220   2241221  SH          Sole
Oracle Corp	     Common    68389X105     56783   3918805  SH          Sole
Pepsico Inc          Common    713448108     65220   1086276  SH          Sole
The Hershey Company  Common    427866108     34470    625938  SH          Sole
Stryker              Common    863667101     16449    390620  SH          Sole
UPS CL B             Common    911312106     56658    688187  SH          Sole